Stockholders' Equity (Details - Warrants) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, Beginning	90,000
Weighted Average Exercise Price Outstanding, Beginning	$ 2.50
Weighted average remaining contractual life, outstanding	4 years 4 months 2 days	4 years 1 month 24 days
Aggregate intrinsic value, outstanding	$ 0
Number of Warrants Granted	184,175
Weighted Average Exercise Price Granted	$ 2.66
Aggregate intrinsic value, Granted	$ 0
Number of Warrants Exercised	0
Number of Warrants Outstanding, Ending	274,175	90,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.61	$ 2.50
Aggregate intrinsic value, outstanding	$ 0	$ 0